5. EQUITY TRANSACTIONS (Details - Warrants exercisable) - Warrants - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Warrants outstanding	2,604,096	2,164,094	1,430,738
Weighted Average Exercise Price, outstanding	$ 3.64	$ 6.68	$ 6.84
Warrants exercisable	2,164,094
$5.00 or Below
Warrants outstanding	1,860,101
Weighted Average Remaining Life (Years)	3 years 9 months 11 days
Weighted Average Exercise Price, outstanding	$ 3.67
Warrants exercisable	1,860,101
Weighted Average Exercise Price, exercisable	$ 3.67
$5.20 - $9.00
Warrants outstanding	711,067
Weighted Average Remaining Life (Years)	2 years 9 months 7 days
Weighted Average Exercise Price, outstanding	$ 6.47
Warrants exercisable	705,067
Weighted Average Exercise Price, exercisable	$ 6.47
$9.65 - $15.00
Warrants outstanding	32,928
Weighted Average Remaining Life (Years)	2 years 4 months 13 days
Weighted Average Exercise Price, outstanding	$ 12.32
Warrants exercisable	32,928
Weighted Average Exercise Price, exercisable	$ 12.32